EQUITY - Consolidated statements of comprehensive income (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow for hedge
Gross Balance	$ (20,463,976)	$ 19,166,716	$ 52,472,352
Tax	6,522,863	(6,978,956)	(14,183,004)
Net Balance	(13,941,113)	12,187,760	38,289,348
Exchange rate translation differences
Gross Balance	(70,045,566)	(71,165,622)	(98,844,581)
Tax	31,233,446	29,114,514	37,650,601
Net Balance	(38,812,120)	(42,051,108)	(61,193,980)
Benefit relate to defined benefit plans
Gross Balance	(198,547)	(2,865,423)	2,381,650
Tax	53,608	773,664	(643,045)
Net Balance	(144,939)	(2,091,759)	1,738,605
Total Comprehensive income
Gross Balance	(90,708,089)	(54,864,329)	(43,990,579)
Tax	37,809,917	22,909,222	22,824,552
Other comprehensive income, total	$ (52,898,172)	$ (31,955,107)	$ (21,166,027)